Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data

	December 31, 2016			December 31, 2015
Balance Sheet	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$52,791	$10,785	$16,916	$37,834	$11,839	$17,366
Current assets	$61,087	$15,980	$19,487	$45,860	$14,782	$22,539
Non-current assets	$414,694	$169,925	$232,363	$434,708	$179,023	$245,154
Current liabilities	$6,143	$18,490	$24,126	$4,078	$15,377	$16,897
Long-term debt including current portion, net of deferred finance costs and discount	$197,176	$86,060	$119,234	$197,819	$96,580	$129,185
Non-current liabilities	$196,515	$155,387	$184,530	$197,176	$182,537	$173,543

Summarized Financial Information - Income Statement Data

	Year Ended December 31, 2016			Year Ended December 31, 2015			For the period November 18, 2014 to December 31, 2014	Year Ended December 31, 2014
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$91,834	$40,589	$30,893	$83,362	$41,437	$20,767	$7,643	$35,119	$—
Net income/ (loss) before non-cash change in fair value of Junior Loan	$24,890	$(2,174)	$(25,062)	$27,072	$(1,347)	$1,673	$2,551	$(5,061)	$—
Net income/ (loss)	$24,890	$16,137	$(34,059)	$27,072	$(1,118)	$77,252	$2,551	$(1,896)	$—